Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Controlled Entity of Related Party Transactions
The Group is controlled by:

Name	Nature	Principal Line of Business	Place of Business	Equity Investment %
EBA Holding S.A.	55.11% of voting rights	Financial and Investment Operations	Autonomous City of Buenos Aires – Argentina	19.71%

Compensation of Key Management Personnel	Key personnel’s structure as of the indicated dates is as follows:

	12.31.19	12.31.18
Regular Directors	74	67
General Manager	2	1
Area Managers	10	11
Department Managers	67	70

Total	153	149

Summary of Total Assistance Granted by Group to Key Personnel, Syndics, Majority Shareholders, as well as all Individuals
The following table shows the total credit assistance granted by the Group to key personnel, syndics, majority shareholders, as well as all individuals who are related to them by a family relationship of up to the second degree of consanguinity or first degree by affinity (pursuant to the Argentine Central Bank’s definition of related individual) and any entity affiliated with any of these parties, not required to be consolidated.

	12.31.19	12.31.18
Total Amount of Credit Assistance	1,101,736	1,471,313
Number of Addressees (quantities)	283	329
- Natural Persons	229	269
- Legal Entities	54	60
Average Amount of Credit Assistance	3,893	4,472
Maximum Assistance	437,802	557,970

Summary of Amounts of Related Party Transactions
The amounts of related party transactions conducted as of the indicated dates are as follows:

	12.31.19	12.31.18
Assets
Cash and Due from Banks	3,403,863	388,659
Debt Securities at Fair Value through Profit or Loss	44,154	193,428
Financial Assets Pledged as Collateral	408	—
Other Financial Assets	7,632	79,861
Loans and Other Financing	1,978,576	4,797,073
Other Debt Securities	131,328	202,700
Other Non-financial Assets	2,169	—

Total Assets	5,568,130	5,661,721

Liabilities
Deposits	4,104,180	2,074,435
Financing Received from the Argentine Central Bank and other Financial Institutions	673,029	—
Other Financial Liabilities	549,690	1,842,363
Liabilities at fair value through profit or loss	—	831,936
Debt Securities Issued	175,482	805,116
Liabilities for Insurance Contracts	4,008	66,602
Other Non-financial Liabilities	61,741	41,269

Total Liabilities	5,568,130	5,661,721

	12.31.19	12.31.18	12.31.17
Income (Loss)
Net Income (Loss) from Interest	360,120	43,035	56,932
Net Fee Income (Expense)	(882,802)	(52,872)	(2,382,485)
Income from Insurance Business	1,755,199	1,933,673	2,465,431
Other Operating Income (Expense)	(1,157,769)	(1,970,650)	(127,804)
Administrative Expenses	128,208	47,662	53,109
Other Operating Expenses	6,818	—	—

Total Income	209,774	848	65,183